Vessels, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Beginning balance	$ 4,241,292
Transfers to owned vessels		$ 40,495
Ending balance	4,552,275
Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	5,050,766
Additions/ (Depreciation)	480,746
Disposals/ (Impairment)	(38,943)
Transfer to assets held for sale	(26,699)
Ending balance	5,465,870
Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(809,474)
Additions/ (Depreciation)	(113,438)
Disposals/ (Impairment)	9,317
Ending balance	(913,595)
Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	4,241,292
Additions/ (Depreciation)	367,308
Disposals/ (Impairment)	(29,626)
Transfer to assets held for sale	(26,699)
Ending balance	4,552,275
Owned Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	4,594,294
Additions/ (Depreciation)	480,746
Disposals/ (Impairment)	(38,943)
Transfer to assets held for sale	(26,699)
Ending balance	5,009,398
Owned Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(775,478)
Additions/ (Depreciation)	(105,569)
Disposals/ (Impairment)	9,317
Ending balance	(871,730)
Owned Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,818,816
Additions/ (Depreciation)	375,177
Disposals/ (Impairment)	(29,626)
Transfer to assets held for sale	(26,699)
Ending balance	4,137,668
Right-of-use assets under finance lease [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	456,472
Ending balance	456,472
Right-of-use assets under finance lease [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(33,996)
Additions/ (Depreciation)	(7,869)
Ending balance	(41,865)
Right-of-use assets under finance lease [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	422,476
Additions/ (Depreciation)	7,869
Ending balance	$ 414,607